Related Party Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of Transactions With Related Parties Balances [Abstract]
Schedule of transactions with related parties balances
	December 31, 2022	June 30, 2022
	US$	US$
Current liabilities	3,317,410	3,322,862
Non-current liabilities	11,857,247	12,209,702
	15,174,657	15,532,564

	June 30, 2022	June 30, 2021
	US$	US$
Current liabilities	3,322,862	3,033,028
Non-current liabilities	12,209,702	12,666,389
	15,532,564	15,699,417